LifeX 2030 Income Bucket ETF Performance Management - LifeX 2030 Income Bucket ETF	Sep. 18, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.Because the Fund has not operated for a full calendar year as of the date of this prospectus, there is no past performance to report.Past performance (before and after taxes) is not an indication of future performance.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance One Year or Less [Text]	Because the Fund has not operated for a full calendar year as of the date of this prospectus, there is no past performance to report.